Financial Risk Factors and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Factors and Risk Management
Schedule of derivative instruments that are subject to such netting arrangements

€ millions	2024			2023
		Nettable Amounts
		in Case of			Nettable Amounts in
	Carrying Amounts	Insolvency	Net Amount	Carrying Amounts	Case of Insolvency	Net Amount
Financial assets	60	42	18	90	55	35
Financial liabilities	-525	-42	-483	-623	-55	-568

Schedule of Contractual Maturities of Non-Derivative Financial Liabilities

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2024	2025	2026	2027	2028	2029	Thereafter
Non-derivative financial liabilities
Trade payables	-1,178	-1,178	0	0	0	0	0
Bonds	-6,090	-970	-1,161	-1,045	-1,033	-828	-1,775
Private placements	-99	-3	-3	-100	0	0	0
Loans	-2,250	-2,300	0	0	0	0	0
Commercial Paper	-498	-500	0	0	0	0	0
Lease liabilities	-1,715	-371	-287	-237	-184	-148	-821
Other financial liabilities[1]	-270	-21	-32	0	0	0	0
Total of non-derivative financial liabilities	-12,099	-5,343	-1,483	-1,382	-1,217	-976	-2,596

Financial guarantees	0	-19	-19	-19	-20	-20	-315

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2023	2024	2025	2026	2027	2028	Thereafter
Non-derivative financial liabilities
Trade payables	-1,022	-1,022	0	0	0	0	0
Bonds	-6,780	-941	-952	-1,161	-1,045	-1,033	-2,604
Private placements	-388	-305	-3	-3	-94	0	0
Loans	0	0	0	0	0	0	0
Commercial Paper	0	0	0	0	0	0	0
Lease liabilities	-1,621	-350	-260	-204	-159	-127	-804
Other financial liabilities[1]	-263	-34	-30	0	0	0	0
Total of non-derivative financial liabilities	-10,075	-2,652	-1,245	-1,368	-1,298	-1,160	-3,408

Financial guarantees	0	-19	-19	-19	-19	-19	-309

[1] The carrying amount of other financial liabilities includes accrued interest for our non - derivative financial debt as well as for derivatives, while the cash outflow of these accrued interest is presented together with the underlying liability in the maturity analysis.

Schedule of Contractual Maturities of Derivative Financial Liabilities and Financial Assets

€ millions	Carrying	Contractual Cash Flows		Carrying	Contractual Cash Flows
	Amount			Amount
	12/31/2024	2025	Thereafter	12/31/2023	2024	Thereafter
Derivative financial liabilities and assets
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	-85			-66
Cash outflows		-4,003	0		-2,048	0
Cash inflows		3,942	0		2,017	0
Currency derivatives designated as hedging instruments	-32			-20
Cash outflows		-2,805			-958
Cash inflows		2,749			948
Interest rate derivatives designated as hedging instruments	-408			-537
Cash outflows		-230	-649		-242	-848
Cash inflows		60	241		63	301
Total of derivative financial liabilities	-525	-287	-408	-623	-220	-547
Derivative financial assets
Currency derivatives not designated as hedging instruments	51			52
Cash outflows		-2,921			-2,992
Cash inflows		2,977			3,042
Currency derivatives designated as hedging instruments	12			33
Cash outflows		-948			-1,418
Cash inflows		964			1,441
Total of derivative financial assets	63	72	0	85	73	0
Total of derivative financial liabilities and assets	-462	-215	-408	-538	-147	-547

Cash, Time Deposits And Debt Securities
Financial Risk Factors and Risk Management
Schedule of Credit Risk Exposure

€ millions, unless otherwise stated	2024
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Not Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB-	-0.1%	7,004	0	-7
Risk class 2 - high risk	BB+ to D	0.0%	105	0	0
Risk class 3 - unrated	NA	-5.5%	55	0	-3
Total		-0.1%	7,164	0	-10

€ millions, unless otherwise stated	2023
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Not Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB–	-0.1%	8,664	0	-7
Risk class 2 - high risk	BB+ to D	0.0%	66	0	0
Risk class 3 - unrated	NA	-3.9%	77	0	-3
Total		-0.1%	8,807	0	-10

Trade receivables
Financial Risk Factors and Risk Management
Schedule of Credit Risk Exposure

€ millions, unless otherwise stated	2024
	Weighted Average Loss Rate	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
		Not Credit-Impaired	Credit-Impaired
AR not due and due	-0.2%	4,439	—	-7
AR overdue 1 to 30 days	-0.9%	619	64	-6
AR overdue 30 to 90 days	-1.4%	603	28	-9
AR overdue more than 90 days	-29.2%	445	263	-207
TOTAL	-3.5%	6,106	355	-229

€ millions, unless otherwise stated	2023
	Weighted Average Loss Rate	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
		Not Credit-Impaired	Credit-Impaired
AR not due and due	-0.3%	4,036	2	-13
AR overdue 1 to 30 days	-0.6%	770	51	-5
AR overdue 30 to 90 days	-1.5%	564	32	-9
AR overdue more than 90 days	-27.3%	432	213	-176
TOTAL	-3.3%	5,802	298	-203

Schedule of Movement in ECL Allowance for Trade Receivables

€ millions	2024	2023
	ECL Allowance	ECL Allowance
Balance as at 1/1	-203	-261
Net credit losses recognized	-112	-32
Amounts written off	86	90
Balance as at 12/31	-229	-203

Foreign Currency
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	Forecasted License Payments	Net Investment	Forecasted License Payments	Net Investment
	2024		2023
Change in value used for calculating hedge ineffectiveness	-19	0	19	-15
Cash flow hedge	-19	0	19	0
Cost of hedging	-3	0	-7	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0	-15	0	-15

Schedule of Designated Hedged Instruments

€ millions	Forecasted License Payments in EUR	Net Investment in USD	Forecasted License Payments in EUR	Net Investment in USD
	2024		2023
Nominal amount	3,735	0	2,390	0
Carrying amount
Other financial assets	12	0	33	0
Other financial liabilities	-32	0	-20	0
Change in value recognized in OCI	-19	0	19	15
Hedge ineffectiveness recognized in Finance income, net	0	0	0	-106
Cost of hedging recognized in OCI	-3	0	-7	0
Amount reclassified from cash flow hedge in OCI to Other non-operating income, net	-78	0	62	0
Amount reclassified from cost of hedging in OCI to Finance income, net	-17	0	-9	0

Schedule of Details on Hedging Instruments

	Maturity
	2024		2023
	1–6 Months	7–12 Months	1–6 Months	7–12 Months
Forward exchange contracts
Net exposure in € millions	2,078	1,657	1,364	1,025
Average EUR:GBP forward rate	0.83	0.84	0.88	0.88
Average EUR:JPY forward rate	158.63	157.46	148.12	152.10
Average EUR:CHF forward rate	0.92	0.91	0.96	0.94
Average EUR:AUD forward rate	0	0	1.64	1.67
Average EUR:USD forward rate	1.06	1.07	1.10	1.09

Schedule of Risk Exposure

€ billions	2024	2023
Year-end exposure toward all our major currencies	5.6	4.2
Average exposure	4.5	3.3
Highest exposure	5.6	4.2
Lowest exposure	3.3	2.5

Schedule of Sensitivity Analysis

€ millions	Effects on Other Non-Operating Expense, Net			Effects on Other Comprehensive Income
	2024	2023	2022	2024	2023	2022
Derivatives held within a designated cash flow hedge relationship
All major currencies –10% against the euro				375	238	135
All major currencies +10% against the euro				-375	-238	-135
thereof: USD –10% against the euro				281	131	29
thereof: USD +10% against the euro				-281	-131	-29
Embedded derivatives
All currencies –10% against the respective functional currency	-56	-63	-38
All currencies +10% against the respective functional currency	56	64	31
thereof: EUR –10% against the respective functional currency	-45	-48	-20
thereof: EUR +10% against the respective functional currency	45	48	20
Unhedged monetary assets and liabilities
All currencies –10% against the respective functional currency	-101	-112	-63
All currencies +10% against the respective functional currency	101	112	63
thereof: USD –10% against the respective functional currency	-39	-46	-44
thereof: USD +10% against the respective functional currency	39	46	44

Interest Rate Risk
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	2024			2023
	Fixed-Rate	Fixed-Rate	Fixed-Rate	Fixed-Rate
	Borrowing in EUR	Borrowing in USD	Borrowing in EUR	Borrowing in USD
Notional amount	4,550	0	4,550	90
Carrying amount	4,103	0	3,964	89
Accumulated fair value adjustments in Other financial liabilities	423	-3	556	-6
Change in fair value used for measuring ineffectiveness for the reporting period	133	-3	226	1
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0	-3	0	-7

Schedule of Designated Hedged Instruments

€ millions	2024			2023
	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	Swaps for	Swaps for	Swaps for	Swaps for
	EUR Borrowing	USD Borrowing	EUR Borrowing	USD Borrowing
Notional amount	4,550	0	4,550	90
Carrying amount
Other financial assets	0	0	0	0
Other financial liabilities	-408	0	-535	-1
Change in fair value used for measuring ineffectiveness for the reporting period	-127	-1	-214	-2

Schedule of Details on Hedging Instruments

€ millions					2024
					Maturity
	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts	1,000	1,000	800	500	1,250
Average variable interest rate[1]	4.535%	3.827%	3.056%	3.746%	3.912%
USD interest rate swaps
Nominal amounts
Average variable interest rate[1]

€ millions						2023
						Maturity
	2024	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts		1,000	1,000	800	500	1,250
Average variable interest rate[1]		4.324%	3.679%	2.924%	3.630%	3.817%
USD interest rate swaps
Nominal amounts	90
Average variable interest rate[1]	5.695%

[1] Computed based on the interest rate curve as at December 31 of the respective reporting period. Prior-year rates were adjusted.

Schedule of Risk Exposure

€ billions	2024				2023
	Year-End	Average	High	Low	Year-End	Average	High	Low
Fair value interest rate risk
From investments[1]	3.99	3.85	4.29	3.29	2.48	4.12	6.93	2.48
Cash flow interest rate risk
From investments (including interest - bearing cash)[1]	0.72	0.74	0.78	0.75	0.78	0.58	0.78	0.51
From financing	1.25	0.42	1.25	0	0	1.10	1.73	0
From interest rate swaps	4.55	4.63	4.64	4.55	4.64	4.64	4.64	4.64

[1] To more accurately present the nature of the risk, we have revised the classification of investment-related risk for the current and previous year. Specifically, we have separated the component to fair value interest rate risk, which was previously included in the cash flow interest rate risk in 2023.

Schedule of Sensitivity Analysis

€ millions	Effects on Financial Income, Net
	2024	2023	2022
Derivatives held within a designated fair value hedge relationship
Interest rates +100bps for U.S. dollar area/+100bps for euro area (2023: +100bps for U.S. dollar area/+100bps for euro area; 2022: +75bps/+125bps for U.S. dollar/euro area)	-46	-46	-58
Interest rates –100bps for U.S. dollar area/–100bps for euro area (2023: –100bps for U.S. dollar area/–100bps for euro area; 2022: –25bps/–10bps for U.S. dollar/euro area)	46	46	5
Variable-rate financing
Interest rates +100bps for U.S. dollar area/+100bps for euro area (2023: +100bps for U.S. dollar area/+100bps for euro area; 2022: +75bps/+125bps for U.S. dollar/euro area)	-4	0	-14
Interest rates –100bps for U.S. dollar area/–100bps for euro area (2023: –100bps for U.S. dollar area/–100bps for euro area; 2022: –25bps/–10bps for U.S. dollar/euro area)	4	0	1
Variable-rate investments
Interest rates +100bps for U.S. dollar area/+100bps for euro area (2023: +100bps for U.S. dollar area/+100bps for euro area; 2022: +75bps/+125bps for U.S. dollar/euro area)	47	32	26
Interest rates –100bps for U.S. dollar area/–100bps for euro area (2023: –100bps for U.S. dollar area/–100bps for euro area; 2022: –25bps/–10bps for U.S. dollar/euro area)	-47	-32	-5

Equity Price Risk
Financial Risk Factors and Risk Management
Schedule of Sensitivity Analysis

€ millions	2024	2023	2022
Investments in equity securities
Increase in equity prices and respective unobservable inputs of 10% (2023: 22%) - increase of financial income, net	640	1,093	503
Decrease in equity prices and respective unobservable inputs of 10% (2023: 22%) - decrease of financial income, net	-640	-1,093	-503

[1] For 2022, a +/-10% increase and decrease was assumed.